Note 5 - Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Time deposits	$ 2,289	$ 8,616
Savings and checking accounts	28,873	32,414
Money market mutual funds	162	161
Petty cash	8	8
	$ 31,332	$ 41,199	$ 41,069	$ 42,293